Offerings	Sep. 03, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 10,522,118.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,610.94
Offering Note	The transaction valuation is estimated for purposes of calculating the amount of the filing fee only. The transaction valuation was estimated by multiplying (A) 26,305,295, being the number of issued and outstanding common shares, par value euro 0.12 of per share (the "Shares") in the capital of LAVA Therapeutics N.V., a public limited liability company (naamloze vennootschap) incorporated under the Laws of the Netherlands ("LAVA"); and (B) $1.56, the average of the high and low sales prices per Share on September 1, 2025, as reported by the Nasdaq Stock Market LLC. All Share amounts are based on information provided by LAVA as of September 2, 2025. The amount of the filing fee was calculated in accordance with Rule 0-11 of the Securities Exchange Act of 1934, as amended, and Fee Rate Advisory #1 for fiscal year 2025 beginning on October 1, 2024, issued on August 20, 2024, by multiplying the transaction valuation by 0.00015310 (which equals a fee of $153.10 for each $1,000,000 of the aggregate amount of the transaction valuation).
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 30,514,142.20
Amount of Registration Fee	$ 4,671.72
Offering Note	The transaction valuation is estimated for purposes of calculating the amount of the filing fee only. The transaction valuation was estimated by multiplying (A) 26,305,295, being the number of issued and outstanding common shares, par value euro 0.12 of per share (the "Shares") in the capital of LAVA Therapeutics N.V., a public limited liability company (naamloze vennootschap) incorporated under the Laws of the Netherlands ("LAVA"); and (B) $1.56, the average of the high and low sales prices per Share on September 1, 2025, as reported by the Nasdaq Stock Market LLC. All Share amounts are based on information provided by LAVA as of September 2, 2025. The amount of the filing fee was calculated in accordance with Rule 0-11 of the Securities Exchange Act of 1934, as amended, and Fee Rate Advisory #1 for fiscal year 2025 beginning on October 1, 2024, issued on August 20, 2024, by multiplying the transaction valuation by 0.00015310 (which equals a fee of $153.10 for each $1,000,000 of the aggregate amount of the transaction valuation). The Company previously paid $4,671.72 upon the initial filing of its Schedule TO File Number 005-92425 in respect of the acquisition of all of the issued and outstanding shares of common stock of LAVA on August 15, 2025.